RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Receivable from Broker-Dealer and Clearing Organization
Due from clearing organizations, net	$ 1,094,453
Fails to deliver and receive	238,853
Total receivables	1,333,306	$ 1,321,533
Broker-Dealer, Payable to Other Broker-Dealer and Clearing Organization
Due from clearing organizations, net	3,003
Fails to deliver and receive	1,912
Total payables	4,915	$ 15,427
Losses on receivables from broker dealers or clearing organizations	$ 0